PGIM Quant Solutions Emerging Markets Equity Fund Expense Example, No Redemption - PGIM Quant Solutions Emerging Markets Equity Fund - R6	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 122
Expense Example, No Redemption, 3 Years	537
Expense Example, No Redemption, 5 Years	978
Expense Example, No Redemption, 10 Years	$ 2,204